STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011		$ 9,140	$ 121	$ 34,118	$ (1,450)	$ (23,649)
Balance, shares at Dec. 31, 2011			10,873,558
Exercise of stock options and Warrants		707	5	702
Exercise of stock options and Warrants, shares			462,707
Issuance of Ordinary shares in conjunction with consulting services		496	2	494
Issuance of Ordinary shares in conjunction with consulting services, shares			150,000
Change in foreign currency translation adjustments, net	[1]	(268)			(268)
Net income (loss)		1,338				1,338
Stock-based compensation expenses from options granted to employees and non-employees		360		360
Balance at Jun. 30, 2012		11,773	128	33,675	(1,718)	(22,311)
Balance, shares at Jun. 30, 2012			11,486,265
Balance at Dec. 31, 2011		9,140	121	34,118	(1,450)	(23,649)
Balance, shares at Dec. 31, 2011			10,873,558
Exercise of stock options and Warrants		764	5	759
Exercise of stock options and Warrants, shares			518,200
Issuance of Ordinary shares in conjunction with consulting services		813	3	810
Issuance of Ordinary shares in conjunction with consulting services, shares			250,000
Change in foreign currency translation adjustments, net	[1]	(80)			(80)
Net income (loss)		3,843				3,843
Stock-based compensation expenses from options granted to employees and non-employees		346		346
Balance at Dec. 31, 2012		14,826	129	36,033	(1,530)	(19,806)
Balance, shares at Dec. 31, 2012		11,641,758	11,641,758
Exercise of stock options and Warrants		60		60
Exercise of stock options and Warrants, shares			31,158
Change in foreign currency translation adjustments, net	[1]	(370)			(370)
Net income (loss)		(1,084)				(1,084)
Stock-based compensation expenses from options granted to employees and non-employees		86		86
Balance at Jun. 30, 2013		$ 13,518	$ 129	$ 36,179	$ (1,900)	$ (20,890)
Balance, shares at Jun. 30, 2013		11,672,916	11,672,916

[1]	As of December 31, 2012, June 30, 2012 and June 30, 2013 includes only foreign currency translation adjustments balances.